Significant Accounting Policies - Additional Details (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Long-lived asset impairment	$ 1,659,000		$ 0	$ 2,231,000	$ 0	$ 908,000	$ 0
Inventory adjustments		5,900,000				5,900,000
Inventory adjustment per diluted share		$ 0.35
Period of sales leaseback						20 years
Annual rental payments						2,300,000
Percentage increase of annual basic rent in years two through ten						2.00%
Percentage increase in annual basic rent in years ten through twenty						1.50%
Deferred gain on the sale		22,500,000				22,500,000
Remaining deferred gain to be recognized	14,936,000	15,496,000		14,936,000		15,496,000	16,617,000
License fees	1,615,000		1,613,000	3,211,000	3,222,000	6,505,000	6,907,000
Product and cooperative advertising expense						3,600,000	3,400,000
Freight expenses						12,600,000	10,400,000
Sales | Customer Concentration Risk
Accounting Policies [Line Items]
Number of customers						1	1
Percentage of Revenues						15.00%	14.00%
Trade Accounts Receivable | Customer Concentration Risk
Accounting Policies [Line Items]
Number of customers						1	1
Percentage of Revenues						10.00%	23.00%
Oneida Office Building
Accounting Policies [Line Items]
Long-lived asset impairment						300,000
Robinson Home Products, Inc. | License Fees | Revenue from Rights Concentration Risk
Accounting Policies [Line Items]
Number of customers						1	1
License fees						$ 6,000,000	$ 5,900,000